Equity (Dividend Restrictions - Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Of Dividends [Line Items]
In-kind dividend		$ 347
Parent Company [Member]
Disclosure Of Dividends [Line Items]
Total dividends paid		706
In-kind dividend		202
Paid	1,000	504	517
Permitted w/o approval	1,000
MetLife Investors USA Insurance Company [Member]
Disclosure Of Dividends [Line Items]
Paid	0	0	0
Permitted w/o approval	$ 0